SUBSEQUENT EVENTS - (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2023	Jan. 11, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Dec. 29, 2022	Nov. 29, 2022	Apr. 08, 2022
Subsequent Events
Number of shares of common stock issued			750	1,277,140
Buyer Shares, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Promissory note payable				$ 10,914,831	$ 9,000,000	$ 3,500,000
Net proceeds					$ 6,951,250	$ 8,433,650
Securities purchase agreement
Subsequent Events
Aggregate principal amount								$ 4,000,000
Original issue discount								$ 800,000
Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount										$ 3,068,750
Original issue discount										$ 613,750
Subsequent events
Subsequent Events
Promissory note payable							$ 4,000,000.0
Subsequent events | Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount	$ 2,208,750
Original issue discount	408,750
Net proceeds	$ 1,800,000
Increased percentage of face value of the notes, if notes are not repaid in full by the maturity date or if any other event of default occurs	120.00%
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs	20.00%
Common Warrant
Subsequent Events
Warrants issued to purchase common stock		475,000
Volume-Weighted Average		$ 3.915
Number of shares resulting from conversion		802,140
Common Warrant | Subsequent events
Subsequent Events
Warrants issued to purchase common stock		475,000
Volume-Weighted Average		$ 3.915
Number of shares resulting from conversion		802,140
Exercise price		$ 3.80
Warrants exercisable term		5 years
Pre-funded warrants
Subsequent Events
Number of shares of common stock issued				802,140
Warrants issued to purchase common stock		802,140
Volume-Weighted Average		$ 3.915
Number of shares resulting from conversion		802,140
Pre-funded warrants | Securities purchase agreement
Subsequent Events
Warrants issued to purchase common stock									1,650,181
Pre-funded warrants | Subsequent events
Subsequent Events
Buyer Shares, par value (in dollars per share)		$ 0.0001
Warrants issued to purchase common stock		802,140
Volume-Weighted Average		$ 3.915
Number of shares resulting from conversion		802,140
Private Placement
Subsequent Events
Number of shares of common stock issued		475,000
Private Placement | Subsequent events
Subsequent Events
Number of shares of common stock issued		475,000
Buyer Shares, par value (in dollars per share)		$ 0.0001
Aggregate amount issued to investor		5,000,000